Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Government Trust
Entity Central Index Key	0000357159
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000024572
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Institutional Shares
Trading Symbol	FIGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 101,430,414
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,430,414
Number of Investments	35
Portfolio Turnover	40%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Derivative Contracts	0.3%
Cash Equivalents	2.6%
Collateralized Mortgage Obligations	7.7%
U.S. Government Agency Securities	7.9%
Mortgage-Backed Securities	19.4%
U.S. Treasury Securities	61.6%

Material Fund Change [Text Block]
C000024571
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Class R Shares
Trading Symbol	FIGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
AssetsNet	$ 101,430,414
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,430,414
Number of Investments	35
Portfolio Turnover	40%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Derivative Contracts	0.3%
Cash Equivalents	2.6%
Collateralized Mortgage Obligations	7.7%
U.S. Government Agency Securities	7.9%
Mortgage-Backed Securities	19.4%
U.S. Treasury Securities	61.6%

Material Fund Change [Text Block]
C000024573
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Service Shares
Trading Symbol	FIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 101,430,414
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,430,414
Number of Investments	35
Portfolio Turnover	40%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Derivative Contracts	0.3%
Cash Equivalents	2.6%
Collateralized Mortgage Obligations	7.7%
U.S. Government Agency Securities	7.9%
Mortgage-Backed Securities	19.4%
U.S. Treasury Securities	61.6%

Material Fund Change [Text Block]